UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
August 31, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 54.39%
Aerospace & Defense - 0.75%
Honeywell International, Inc.		14,000	$514,640

Airlines - 3.73%
British Airways Plc (a)		156,000	486,333
Continental Airlines, Inc. (a)		58,700	778,949
JetBlue Airways Corp. (a)		117,400	682,094
US Airways Group, Inc. (a)		176,300	599,420
			2,546,796
Automobiles - 1.57%
Ford Motor Co. (a)		140,700	1,069,320

Capital Markets - 0.25%
Tetragon Financial Group Ltd. (a)		118,100	170,064

Chemicals - 1.96%
Monsanto Co.		6,000	503,280
Potash Corp of Saskatchewan		5,200	460,252
Sociedad Quimica y Minera de Chile SA - ADR		10,800	376,164
			1,339,696
Commercial Banks - 1.87%
Comerica, Inc.		23,000	613,410
Fifth Third Bancorp		60,600	662,964
			1,276,374
Communications Equipment - 0.75%
Corning, Inc.		34,000	512,720

Computers & Peripherals - 2.93%
Apple Computer, Inc. (a)		2,200	370,062
EMC Corp. (a)		43,900	698,010
International Business Machines Corp.		7,900	932,595
			2,000,667
Construction & Engineering - 2.24%
Chicago Bridge & Iron Co NV		32,000	503,680
Fluor Corp.		10,400	550,160
MasTec, Inc. (a)		50,000	473,000
			1,526,840
Construction Materials - 0.72%
Martin Marietta Materials, Inc.		5,600	490,448

Diversified Financial Services - 0.03%
Shariah Capital Inc. (a)		20,000	23,000

Diversified Telecommunication Services - 0.62%
AT&T, Inc.		16,300	424,615

Electric Utilities - 2.67%
American Electric Power Co, Inc.		10,300	323,729
Edison International		10,000	334,100
Enersis SA - ADR		29,700	514,107
FirstEnergy Corp.		7,400	333,962
FPL Group, Inc.		5,600	314,608
			1,820,506
Food & Staples Retailing - 2.52%
Costco Wholesale Corp.		14,700	749,406
Wal-Mart de Mexico SAB de CV (a)		150,000	531,000
Wal-Mart Stores, Inc.		8,700	442,569
			1,722,975
Food Products - 0.50%
Archer-Daniels-Midland Co.		11,800	340,194

Hotels, Restaurants & Leisure - 0.82%
McDonald's Corp.		9,900	556,776

Household Durables - 4.59%
KB Home		35,200	640,992
MDC Holdings, Inc.		17,600	659,296
Pulte Homes, Inc.		58,700	750,186
Ryland Group, Inc.		23,500	538,620
Toll Brothers, Inc. (a)		24,100	548,034
			3,137,128
Household Products - 0.55%
Procter & Gamble Co.		7,000	378,770

Industrial Conglomerates - 0.79%
3M Co.		7,500	540,750

Internet Software & Services - 1.56%
Google, Inc. (a)		2,300	1,061,841

IT Services - 1.75%
Mastercard, Inc.		5,900	1,195,517

Machinery - 2.46%
Cummins, Inc.		7,000	317,240
Foster LB Co. (a)		15,000	447,300
ITT Industries, Inc.		9,100	455,728
Titan International, Inc.		55,000	457,050
			1,677,318
Metals & Mining - 5.12%
Agnico-Eagle Mines Ltd.		7,000	401,800
Barrick Gold Corp.		10,000	347,000
Carpenter Technology		29,900	637,169
Cia de Minas Buenaventura SA - ADR		10,000	252,700
Freeport-McMoRan Copper & Gold, Inc.		7,000	440,860
Newmont Mining Corp.		7,000	281,330
Taseko Mines Ltd. (a)		351,000	849,420
Yamana Gold, Inc.		31,200	287,040
			3,497,319
Multiline Retail - 2.16%
Family Dollar Stores, Inc.		31,200	944,736
Sears Holdings Corp. (a)		8,300	526,635
			1,471,371
Oil, Gas & Consumable Fuels - 0.49%
EnCana Corp.		6,500	337,935

Pharmaceuticals - 0.50%
Eli Lilly & Co.		10,300	344,638

Road & Rail - 3.04%
Burlington Northern Santa Fe Corp.		6,500	539,630
Landstar System, Inc.		16,900	589,303
Old Dominion Freight Line (a)		17,600	629,728
Union Pacific Corp.		5,300	316,993
			2,075,654
Semiconductors & Semiconductor Equipment - 3.64%
Applied Materials, Inc.		48,900	644,502
Cypress Semiconductor Corp. (a)		44,600	451,352
Intel Corp.		36,900	749,808
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR		59,854	640,439
			2,486,101
Software - 0.85%
Check Point Software Technologies (a)		20,700	576,909

Specialty Retail - 1.31%
Best Buy Co, Inc.		8,800	319,264
Home Depot, Inc.		21,100	575,819
			895,083
Thrifts & Mortgage Finance - 0.48%
Washington Federal, Inc.		22,000	326,480

Trading Companies & Distributors - 1.17%
W.W. Grainger, Inc.		9,100	795,977

TOTAL COMMON STOCKS (Cost $31,515,662)			37,134,422

EXCHANGE-TRADED FUNDS - 10.15%
iShares Barclays 20+ Year Treasury Bond Fund		23,200	2,241,120
iShares MSCI Mexico Index Fund		11,900	504,917
Market Vectors-Agribusiness ETF		20,500	775,105
SPDR S&P Retail		63,900	2,047,995
SPDR S&P Homebuilders		70,400	1,091,904
UltraShort Financials ProShares		10,000	266,800
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,926,917)			6,927,841

INVESTMENT COMPANIES - 1.67%
KKR Financial Holdings LLC (a)		295,000	1,138,700
TOTAL INVESTMENT COMPANIES (Cost $321,952)			1,138,700

		Contracts
PURCHASED OPTIONS - 0.04%
ProShares UltraShort Real Estate
Expiration: October 2009, Exercise Price: $12.00		260	29,900
TOTAL PURCHASED OPTIONS (Cost $31,726)			29,900

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 28.18%
AIM STIT - Treasury Portfolio		17,922,517	17,922,517
United States Treasury Bills
0.000% Coupon, 0.290% Effective Yield, 10/22/2009		1,320,000	1,319,458
TOTAL SHORT TERM INVESTMENTS (Cost $19,241,975)			19,241,975

Total Investments (Cost $57,038,232) - 94.43%			64,472,838
Other Assets in Excess of Liabilities - 5.57%			3,805,293
TOTAL NET ASSETS - 100.00%			$68,278,131

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2009
	was as follows*:

	Cost of investments		$ 57,038,232
	Gross unrealized appreciation on futures		541,621
	Gross unrealized appreciation on investments		8,101,360
Gross unrealized appreciation on short positions			6,371
	Gross unrealized depreciation on options		(1,826)
	Gross unrealized depreciation on investments		(664,928)
Gross unrealized depreciation on short positions			(1,167,089)
	Gross unrealized depreciation on futures		(134,222)
	Net unrealized appreciation		$ 6,681,287

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Equity
Consumer Discretionary	$ 7,129,678	$ -	$ -		$ 7,129,678
Consumer Staples	2,441,939	-	-		2,441,939
Energy	337,935	-	-		337,935
Financials	2,934,618	-	-		2,934,618
Health Care	344,638	-	-		344,638
Industrials	9,677,975	-	-		9,677,975
Information Technology	7,833,755	-	-		7,833,755
Investment Companies	6,927,841	-	-		6,927,841
Materials	5,327,463	-	-		5,327,463
Telecommunication Services	424,615	-	-		424,615
Utilities	1,820,506	-	-		1,820,506
Total Equity	45,200,963	-	-		45,200,963

Purchased Options	29,900	-	-		29,900
Short-Term Investments	17,922,517	1,319,458	-		19,241,975
Total Investments in Securities	$ 63,123,480	$ 1,319,458	$ -	#	$ 64,472,838

Other Financial Instruments*	$ (8,804,336)	$ -	$ -		$ -

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments such as futures contracts, written options and securities sold short.  Other financial instruments, except securities sold short are reflected at the unrealized appreciation (depreciation) on the instrument.  Securities sold short are reflected at market value.

FAS 161 - Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

In March 2008, Statement of Financial Accounting Standards 161, "Disclosures about Derivative Instruments and Heding Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15,
2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2009 was as follows:

Derivatives not accounted for
as hedging instruments
under statement 133		Fair Value
Purchased Options		$ 29,900
Futures Contracts		9,706,608
Total		$ 9,736,508

The Effect of Derivative Instruments on income for the period June 1, 2009 through August 31, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for		Period June 1,
as hedging instruments		2009 through
under statement 133		August 31, 2009
Purchased Options		$ 3,434
Futures Contracts		1,519,411
Total		$ 1,522,845

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for		Period June 1,
as hedging instruments		2009 through
under statement 133		August 31, 2009
Purchased Options		$ (42,309)
Futures Contracts		(675,303)
Total		$ (717,612)

Marketfield Fund
Schedule of Securities Sold Short
August 31, 2009 (Unaudited)

	Shares	Value
Currency Shares Australian Dollar Trust (1)	8,000	$677,360
Currency Shares Euro Trust (1)	9,000	1,289,610
Currency Shares Japanese Yen Trust (1)	3,000	320,460
General Electric Co.	75,000	1,042,500
The Goldman Sachs Group, Inc.	7,100	1,174,766
iShares MSCI Germany Index Fund (1)	41,300	863,583
iShares Dow Jones US Real Estate Index Fund (1)	18,600	755,346
iShares MSCI Emerging Markets Index Fund (1)	47,000	1,659,570
J.P. Morgan Chase & Co.	21,000	912,660
The Macerich Co.	18,000	515,880
Total Securities Sold Short (Proceeds $8,051,017)		$9,211,735

(1) Exchange-Traded Fund

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By            /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date   October 22, 2009

By           /s/ John Buckel
John Buckel, Treasurer

Date  October 22, 2009